Expense Example, No Redemption - FidelitySustainableLowDurationBondFund-AMCIZPRO - FidelitySustainableLowDurationBondFund-AMCIZPRO - Fidelity Sustainable Low Duration Bond Fund	Oct. 30, 2024 USD ($)
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A
Expense Example, No Redemption:
1 Year	$ 195
3 Years	292
5 Years	398
10 Years	708
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M
Expense Example, No Redemption:
1 Year	193
3 Years	286
5 Years	387
10 Years	684
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C
Expense Example, No Redemption:
1 Year	130
3 Years	406
5 Years	702
10 Years	1,316
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I
Expense Example, No Redemption:
1 Year	26
3 Years	93
5 Years	170
10 Years	396
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z
Expense Example, No Redemption:
1 Year	20
3 Years	74
5 Years	134
10 Years	$ 311